CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue, net	$ 299,068	$ 328,825	$ 299,070	$ 667,774	$ 1,292,479	$ 237,980
Cost of revenue	(297,891)	(327,607)	(297,891)	(665,433)	(1,287,084)	(233,757)
Gross profit	1,177	1,218	1,179	2,341	5,395	4,223
Operating expenses:
General and administrative expenses	(25,025)	(62,023)	(51,355)	(80,498)	(250,680)	(4,111,983)
Legal and professional fee	(5,406)	(33,419)	(11,490)	(53,303)	(44,729)	(64,013)
Total operating expenses	(30,431)	(95,442)	(62,845)	(133,801)	(295,409)	(4,175,996)
Loss from operations					(290,014)	(4,171,773)
Other income (expense):
Government subsidy					6,419	23,853
Interest income	1	0	1		2	1
Interest expense	(1,115)	(2,170)	(1,115)	(4,342)	(4,170)	(1,028)
Sundry income	1,244	0	14,057	0
Total other income (expense)	130	(2,170)	12,943	(4,342)	2,251	22,826
LOSS BEFORE INCOME TAXES	(29,124)	(96,394)	(48,723)	(135,802)	(287,763)	(4,148,947)
Income tax expense	0	0	0		0	0
NET LOSS	(29,124)	(96,394)	(48,723)	(135,802)	(287,763)	(4,148,947)
Other comprehensive income (loss):
Foreign currency translation (loss) gain	(5)	1,010	1,104	1,319	612	(331)
COMPREHENSIVE LOSS	$ (29,129)	$ (95,384)	$ (47,619)	$ (134,483)	$ (287,151)	$ (4,149,278)
Weighted average shares outstanding - Basic and diluted	219,614,098	340,268,500	219,614,098	340,268,500	219,614,098	165,747,163
Net loss per share - Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.03)